Centennial Money Market Trust

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Prospectus dated August 23, 2007
                                                             Centennial Money Market Trust is a money market mutual
                                                             fund.  It seeks the maximum current income that is
                                                             consistent with low capital risk and maintaining
                                                             liquidity.  The Trust invests in short-term,
                                                             high-quality "money market" instruments.

                                                             This prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
------------------------------------------------------------ ---------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S.
government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.
As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

---------------------------------------------------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/07 through 6/30/07 the cumulative total return (not annualized) was 2.36%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.54% (4th  Q `00) and the lowest return (not annualized) for a calendar quarter was 0.11% (1st & 2nd  Q `04).

Average Annual Total Returns
for the periods ended December 31, 2006                 1 Year               5 Years              10 Years
------------------------------------------------------- -------------------- -------------------- --------------------
                                                        --------------------                      --------------------
Centennial Money Market Trust (inception 9/8/81)        4.50%                2.03%                3.46%
------------------------------------------------------- -------------------- -------------------- --------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.   To
obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2007.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

  ----------------------------------------------------------------- -----------------------------------------------
  Management Fees                                                   0.33%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Distribution and/or Service (12b-1) Fees                          0.20%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Other Expenses                                                    0.13%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Total Annual Operating Expenses                                   0.66%
  ----------------------------------------------------------------- -----------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended
June 30, 2007, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   -------------------------- ------------------------- ------------------------ -------------------------
   1 year                     3 years                   5 years                  10 years
   -------------------------- ------------------------- ------------------------ -------------------------
   -------------------------- ------------------------- ------------------------ -------------------------
   $68                        $212                      $369                     $825
   -------------------------- ------------------------- ------------------------ -------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment
Company Act of 1940 ("Investment Company Act").  The Statement of Additional Information contains more detailed information about the
Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation (referred to in this prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the
Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o        U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage
         Association (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the
         Federal Home Loan Mortgage Corporation (Freddie Mac).

o        Bank Obligations.  The Trust can buy direct bank obligations, time deposits, certificates of deposit and bankers'
         acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o        Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o        Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.  Please see "What
         Standards Apply to the Trust's Investments?" below for more details.

o        Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.  The bank or guarantor must meet credit criteria set by the Board.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by the
Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

         Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in
London, England or certain other countries, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the
         Manager has the responsibility to implement those procedures when selecting investments for the Trust.

         In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of
         Additional Information.  An investment policy is not fundamental unless this prospectus or the Statement of Additional
         Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The
Trust might not always use all of them.  These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.  These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.
         However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in securities that have demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:
o        shorten the maturity of a variable or floating rate security,
o        enhance the security's credit quality, and
o        enhance the ability to sell the security.

         The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust. Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Trust will not invest more than 10% of its net assets in illiquid securities. The Trust may invest up to 25%
         of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust also discloses its portfolio holdings in its Statement of Investments on Form N-Q, which are filed with the Securities and
         Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

         A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional Information.

Centennial Tax Exempt Trust

------------------------------------------------------------ ---------------------------------------------------------

Prospectus dated August 23, 2007
                                                             Centennial Tax Exempt Trust is a money market mutual
                                                             fund.  It seeks the maximum short-term interest income
                                                             exempt from federal income taxes that is consistent
                                                             with low capital risk and the maintenance of liquidity.
                                                             The Trust invests in short-term, high-quality "money
                                                             market" securities.

                                                             This prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             prospectus carefully before you invest and keep it for
                                                             future reference about your account.
As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
------------------------------------------------------------ ---------------------------------------------------------

6

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN? The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S.
government, state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the
Trust's investment manager to be of comparable quality to rated securities.

         The Trust normally invests 100% of its assets in municipal securities. As a fundamental policy, the Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities investments the income from which is exempt from federal income taxes. Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable.  The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income that is exempt from Federal income taxes at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at
$1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.
As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation or changes in Federal tax rates, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

         TAXABILITY RISK.  The Trust will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Subsequent to the Trust's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Trust as "exempt-interest dividends" could be adversely affected, subjecting the Trust's shareholders to increased federal income tax liabilities.

         Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Trust held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends. It might also impact the price at which the Trust could sell that bond.

         On May 21, 2007, the U.S. Supreme Court (the "Court") agreed to review a Kentucky Court of Appeals decision that held that
Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against inter-state commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states of their subdivisions.

         The Court is expected to hear the case sometime in or after October 2007. It is not possible to predict when the Court will act or what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

o        The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

o        The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional. Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. The Court's decision might affect the rationale for investing in single-state municipal bond funds because depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to residents.

o        The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

         The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

---------------------------------------------------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
---------------------------------------------------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/07 through 6/30/07 the cumulative total return (not annualized) was 1.54%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.91% (4th Q '00) and the lowest return for a calendar quarter (not annualized) was 0.08% (3rd Q '03 & 1st Q `04).

Average Annual Total Returns
for the periods ended December 31, 2006                 1 Year               5 Years              10 Years
------------------------------------------------------- -------------------- -------------------- --------------------
                                                        --------------------                      --------------------
Centennial Tax Exempt Trust (inception 9/8/81)          2.91%                1.32%                2.08%
------------------------------------------------------- -------------------- -------------------- --------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

---------------------------------------------------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
---------------------------------------------------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2007.

SHAREHOLDER FEES.  The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

  ----------------------------------------------------------------- -----------------------------------------------
  Management Fees                                                   0.42%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Distribution and/or Service (12b-1) Fees                          0.20%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Other Expenses                                                    0.05%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Total Annual Operating Expenses                                   0.67%
  ----------------------------------------------------------------- -----------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30 2007, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   ---------------------------- --------------------------- --------------------------- ---------------------------
   1 year                       3 years                     5 years                     10 years
   ---------------------------- --------------------------- --------------------------- ---------------------------
   ---------------------------- --------------------------- --------------------------- ---------------------------
   $69                          $215                        $374                        $837
   ---------------------------- --------------------------- --------------------------- ---------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment
Company Act of 1940 ("Investment Company Act").  The Statement of Additional Information contains more detailed information about the
Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation (referred to in this prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the
Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

     o   Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), or the District of Columbia, their political subdivisions (such as cities, towns and counties, or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities"
         in this prospectus.

o        Other Money Market Instruments. Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the
         Statement of Additional Information. Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

     Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of
Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the
         Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. The Trust must also maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.  Additionally, the remaining maturity of any single portfolio investment may not exceed the maximum time permitted under Rule 2a-7 (currently 397 days).

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some investment restrictions that are fundamental policies are listed in the Statement of Additional
         Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days) from the date of purchase.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The
Trust might not always use all of them.  These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Although the obligation may be secured by the leased equipment of facilities, the disposition of the property in the even of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.
         However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Trust will not invest more than 10% of its net assets in illiquid securities.  That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.  Demand features and guarantees can effectively:
o        shorten the maturity of a variable or floating rate security,
o        enhance the security's credit quality, and
o        enhance the ability to sell the security.

         The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.  Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Temporary Defensive and Interim Investments.  In times of unstable adverse market, political or economic conditions, the Trust can invest up to 100% of its assets in temporary or interim investments that are inconsistent with the Trust's principal investment strategies.  These temporary investments can include:
o        obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o        bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o        short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o        certificates of deposit of domestic banks, and
o        repurchase agreements.

         To the extent the Trust assumes a temporary defensive position; a significant portion of the Trust's distributions may be taxable.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust also discloses its portfolio holdings in their Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of their first and third fiscal quarters.  These required filings are publicly available at the
Securities and Exchange Commission.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional Information.

Centennial Government Trust

------------------------------------------------------------ ---------------------------------------------------------

Prospectus dated August 23,2007
                                                             Centennial Government Trust is a money market mutual
                                                             fund.  It seeks a high level of current income
                                                             consistent with preserving capital and maintaining
                                                             liquidity.  The Trust invests in short-term,
                                                             high-quality "money market" investments.

                                                             This prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
------------------------------------------------------------ ---------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  The Trust invests principally in short-term, U.S. dollar denominated debt instruments issued by the U.S.
government, its agencies and instrumentalities.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.  Many of the securities issued by the
U.S. government are not rated, but the Trust may purchase them because they meet the "high quality" standards of the Trust.

         The Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt instruments issued by the U.S. government, its agencies and instrumentalities.  Although this is not a fundamental policy, the amount so invested will not be changed by the Board without providing shareholders at least 60 days prior notice of the change.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's investments (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

---------------------------------------------------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
---------------------------------------------------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/07 through 6/30/07 the cumulative total return (not annualized) was 2.28%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.48%
(4th Q'00) and the lowest return (not annualized) for a calendar quarter was 0.09% (2nd  Q '04).

Average Annual Total Returns
for the periods ended December 31, 2006                 1 Year               5 Years              10 Years
------------------------------------------------------- -------------------- -------------------- --------------------
                                                        --------------------                      --------------------
Centennial Government Trust (inception 10/5/81)         4.34%                1.92%                3.29%
------------------------------------------------------- -------------------- -------------------- --------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

---------------------------------------------------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
---------------------------------------------------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2007.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

  ----------------------------------------------------------------- -----------------------------------------------
  Management Fees                                                   0.45%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Distribution and/or Service (12b-1) Fees                          0.20%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Other Expenses                                                    0.09%
  ----------------------------------------------------------------- -----------------------------------------------
  ----------------------------------------------------------------- -----------------------------------------------
  Total Annual Operating Expenses                                   0.74%
  ----------------------------------------------------------------- -----------------------------------------------
Expenses may very in future years.  "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30, 2007, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

   --------------------------- -------------------------- -------------------------- -------------------------
   1 year                      3 years                    5 years                    10 years
   --------------------------- -------------------------- -------------------------- -------------------------
   --------------------------- -------------------------- -------------------------- -------------------------
   $76                         $237                       $413                       $922
   --------------------------- -------------------------- -------------------------- -------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment
Company Act of 1940 ("Investment Company Act").  The Statement of Additional Information contains more detailed information about the
Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation (referred to in this prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the
Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

o        U.S. Government Securities. The Trust invests mainly in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Although these U.S. Government Securities are not rated, they are "high quality" investments under the rules that apply to money market funds.  Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the
         Federal National Mortgage Association (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o        Other Money Market Instruments. The Trust can invest in variable or floating rate notes, variable rate master demand notes or in master demand notes.  The Trust can also purchase other debt obligations with a length of permitted maturity up to the maximum permitted under Rule 2a-7 (currently 397 days) from the date of purchase.  It may purchase debt obligations that have been called for redemption by the issuer if the redemption will occur within the length of permitted maturity up to the maximum permitted under Rule 2a-7 (currently 397 days). Please refer to "What Standards Apply to the Trust's Investments?"
         below for more details.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its
Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees. The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the
         Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. The Trust invests mainly in obligations issued or guaranteed by the U.S. Government and any of its agencies or instrumentalities.  "High-quality" investments are:

o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  According to the standards, the Trust can invest without limit in U.S. government securities because of their limited investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy. Some of the investment restrictions that are fundamental policies are listed in the
         Statement of Additional Information.  An investment policy is not fundamental unless this prospectus or the Statement of
         Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The
Trust might not always use all of them.  These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days).

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.
         However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it
         difficult to value them or dispose of them promptly at an acceptable price.   Restricted securities may have terms that
         limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in securities that have demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:
o        shorten the maturity of a variable or floating rate security,
o        enhance the security's credit quality, and
o        enhance the ability to sell the security.

         The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust. Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust also discloses its portfolio holdings in its Statement of Investment on Form N-Q, which is filed with the Securities and Exchange
         Commission no later than 60 days after the close of their first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

         A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional Information.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust.  Each is
referred to as a "Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses each of the Trusts' investments and handles its day-to-day business. The Manager carries out its duties subject to certain policies established by the Trusts' Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1978.  The Manager and its parent company and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial, Colorado 80112.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o        Centennial Money Market Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of
         $2 billion.  The Trust's management fees for its fiscal year ended June 30, 2007, were 0.33% of the Trust's average annual net assets.

o        Centennial Government Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, and 0.350% of net assets in excess of $1.5 billion.  The Trust's management fees for its fiscal year ended June 30, 2007 were 0.45% of the Trust's average annual net assets.

o        Centennial Tax Exempt Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of
         $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fees for its fiscal year ended June 30,
         2007, were 0.42% of the Trust's average annual net assets.

         A discussion of the matters considered by the Trusts' Independent Trustees, in approving the Trusts' Investment Advisory
         Agreements, is included in each Trust's semi-annual report to shareholders for the period ended December 31, 2006.

Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the
         Trusts' portfolios.  The portfolio managers of Centennial Money Market Trust and Centennial Government Trust are Carol E.
         Wolf and Barry D. Weiss.  Ms. Wolf has had this responsibility since November 1988 for Centennial Government Trust and
         October 1990 for Centennial Money Market Trust and Mr. Weiss, since August 2001. Each is an officer of Centennial Money
         Market Trust and Centennial Government Trust.  Ms. Wolf is a Senior Vice President and Mr. Weiss is a Vice President of the
         Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager as Senior Credit Analyst in February, 2000, Mr. Weiss was an Associate
         Director, Fitch IBCA Inc. (April 1998 - February 2000).  The portfolio manager of Centennial Tax Exempt Trust is Cameron T.
         Ullyatt.  Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006. He has been a Vice President of the
         Manager and OppenheimerFunds, Inc. since July 2006. Mr. Ullyatt previously worked as an Assistant Vice President since
         December 2000 and analyst for the Manager and OppenheimerFunds, Inc. since January 1999.

       The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Trust shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

         The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor (Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds Distributor, Inc.)
receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is normally determined twice each day, at
         12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this prospectus as a "regular business day"). All references to time in this prospectus are to "Eastern time."

         The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

         The shares of each Trust offered by this prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

         If, after the close of the principal market on which a security held by the Trusts is traded, and before the time the Trusts'
securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from a Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.  You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trusts' Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the Trusts' shares under these special purchase programs.  If you participate in an
         Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of a Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an Automatic Purchase and Redemption Program, you can buy
         shares of a Trust through any broker/dealer that has a sales agreement with the Distributor or Sub-Distributor.  Your broker/dealer will place your order with the Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts' Sub-Distributor.
         Shareholders who make purchases directly and hold shares in their own names, or who purchase shares through a broker/dealer and hold shares in their own names are referred to as "direct shareholders" in this prospectus.

         The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in
         their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and
Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your
Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trusts' Transfer
Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may
         use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o        If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m. on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 4:00
         p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the
         Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver, Colorado 80217.
Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the selected Trust is appropriate for you.

         Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to
         "OppenheimerFunds Distributor, Inc.," along with your application and other documents to the address listed above.  Your check must be payable in U.S. dollars and drawn on a U.S. bank.  Distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's
         Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
         Sub-Distributor of the wire, and to receive further instructions.

         Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal
         Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the
         Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trusts' Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.
         Details are in the Automatic Investment Plan Application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of a Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager, the Distributor and the Sub-Distributor in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's and/or the Sub-Distributor's own
resources, including from the profits derived from the advisory fees the Manager receives from the Trusts. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager, the Distributor and the Sub-Distributor.
These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Trusts to these financial intermediaries. These payments by the Manager, the Distributor or the Sub-Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Trust" in this prospectus because they are not paid by the Trusts.

       "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the
Trusts, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Trusts' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments.
Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the
Trusts and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Trusts or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's or the Sub-Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trusts for preferred status with the intermediary receiving the payment or provide representatives of the Distributor or the Sub-Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager, the Distributor or the Sub-Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA"),
formerly known as the NASD) designed to increase sales representatives' awareness about the Trusts and Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Trusts or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of a Trust's shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of the Trusts or Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor or the Sub-Distributor to provide educational and training support for the intermediary's sales personnel relating to the Trusts or the Oppenheimer funds, the availability of the Trusts or the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager, the Distributor or the Sub-Distributor's relationship with the intermediary. The Manager, the Distributor and the
Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager, the Distributor or the Sub-Distributor sell more shares of the Trusts or the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager, the
Distributor, and the Sub-Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor and the Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the
Manager, the Distributor or the Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the
Manager, the Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money Market Trust or Centennial Government Trust for a
         retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
o        Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs, and rollover IRAs.
o        SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o        403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o        401(k) Plans.  These are special retirement plans for businesses.
o        Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Sub-Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trusts or their Transfer Agent directly to redeem shares held in your
Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by
Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to an account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
     o   Your name,
     o   The Trust's name,
     o   Your account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
-----------------------------------------------------------  --------------------------------------------------------
Use the following address for                                Send courier or express mail
-----------------------------------------------------------  requests to:
requests by mail:                                            Shareholder Services, Inc.
Shareholder Services, Inc.                                   10200 E. Girard Avenue, Building D
P.O. Box 5143                                                Denver, Colorado 80231
Denver, Colorado 80217-5143
                                                             ---------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer
         Agent or its designated agent must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate or in certain retirement accounts by telephone.  To redeem shares through a service representative, call
         1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is
         $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's
         Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

     o   Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trusts' custodian bank.
     o   Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
     o   Checkwriting privileges are not available for shares that are held in a retirement account.
     o   Checks must be written for at least $250.
     o   Checks cannot be paid if they are written for more than your account value.
     o   You may not write a check that would require the Trusts to redeem shares that were purchased by check or Automatic
         Investment Plan payments within the prior 10 days.
o        Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o        if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the
         Class A contingent deferred sales charge, and
o        those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o        you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust, Centennial
Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial New York Tax Exempt Trust
(referred to in this prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker/dealer and obtaining a prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected fund must offer the exchange privilege.
     o   When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for at least seven days, you can exchange shares on any regular business day, subject to the limitations below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of a Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging.  An exchange may result in a capital gain or loss.  Since shares of a Trust normally maintain a
$1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

         Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional
Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of a Trust. Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge.  You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from the
Trust or other eligible funds, or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

     o   Written Exchange Requests.  Send a request letter, signed by all owners of the account to the Transfer Agent at the address on the back cover.  Exchanges of shares for which share certificates have been issued cannot be processed unless the
         Transfer Agent receives the certificates with the request.

     o   Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at
         1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of the Trusts' shares may interfere with the Manager's ability to manage the Trusts' investments efficiently, increase the Trusts' transaction and administrative costs and/or affect the Trusts' performance, depending on various factors, such as the size of the Trusts, the nature of its investments, the amount of the Trusts assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trusts might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trusts' brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trusts' Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m.
         Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made.  The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
         Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Trusts and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under
         "How to Sell Shares."

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trusts may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer
         Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of the Trusts through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name"
         accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trusts, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Trusts'
policies to their customers who invest indirectly in the Trusts, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Trusts that appropriate action has been taken to curtail any excessive trading activity.
However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trusts' Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange all or some of the shares of the selected Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on a Trust's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of
Additional Information.

The offering of shares of a Trust may be suspended during any period in which a Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the
         Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trusts to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trusts or the Transfer Agent may use this information to attempt to verify your identity.  The
         Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the
         Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trusts your correct, certified Social Security Number or Employer Identification
         Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trusts' privacy policy to shareholders having the same last name and address on the Trusts' records. The consolidation of these mailings, called householding, benefits the Trusts through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the
Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

|X|      What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o        Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o        Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving other types of distributions by check or having them sent to your bank account.
o        Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o        Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program
Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and Centennial Government
         Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Trust will send you and the Internal Revenue Service a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the
Trust sends you after the end of the calendar year.

Each Trust intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  Each Trust qualified during its last fiscal year.  The Trusts, as regulated investment companies, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax.
         If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year your Trust will send you and the
Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand the Trusts' financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trusts (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trusts' independent registered public accounting firm, whose report, along with the Trusts' financial statements, are included in the Statements of Additional Information, which are available on request.

                       16 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                           2007       2006       2005       2004       2003
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain        .05 1      .04 1      .02 1      .01        .01
------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.05)      (.04)      (.02)      (.01)      (.01)
Distributions from net realized gain            -- 2       --         --         --         -- 2
                                          ------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.05)      (.04)      (.02)      (.01)      (.01)
------------------------------------------------------------------------------------------------

Net asset value, end of period            $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                          ======================================================

------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                4.80%      3.70%      1.59%      0.61%      1.20%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $ 21,685   $ 22,424   $ 20,307   $ 21,191   $ 23,019
------------------------------------------------------------------------------------------------
Average net assets (in millions)          $ 24,003   $ 21,527   $ 20,966   $ 22,509   $ 22,783
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                         4.71%      3.62%      1.57%      0.61%      1.19%
Total expenses                                0.66%      0.67%      0.68%      0.67%      0.66%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                         0.66%      0.67%      0.68%      0.51%      0.40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

                       24 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                2007       2006       2005       2004       2003
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain             .03 1      .02 1      .01 1       -- 2      .01
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders
Dividends from net investment income               (.03)      (.02)      (.01)        -- 2     (.01)
Distributions from net realized gain                 -- 2       --         --         --         --
                                                 ---------------------------------------------------
Total dividends and/or
distributions to shareholders                      (.03)      (.02)      (.01)        -- 2     (.01)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ===================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                     3.09%      2.44%      1.21%      0.35%      0.69%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $1,701     $1,710     $1,701     $1,778     $1,877
----------------------------------------------------------------------------------------------------
Average net assets (in millions)                 $1,764     $1,701     $1,797     $1,851     $1,882
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              3.04%      2.40%      1.20%      0.35%      0.68%
Total expenses                                     0.67%      0.68%      0.67%      0.67%      0.66%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 0.67%      0.68%      0.65%      0.67%      0.66%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

                        10 | CENTENNIAL GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                       2007        2006        2005        2004       2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                    .05 1       .03 1       .01 1        -- 2      .01
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.05)       (.03)       (.01)         -- 2     (.01)
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                       =======================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            4.64%       3.54%       1.45%       0.48%      1.15%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $   963     $ 1,149     $ 1,226     $ 1,428    $ 1,776
--------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $ 1,166     $ 1,192     $ 1,360     $ 1,628    $ 1,744
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.55%       3.44%       1.41%       0.49%      1.14%
Total expenses                                            0.74%       0.74%       0.73%       0.71%      0.70%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                     0.74%       0.74%       0.73%       0.60%      0.38%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust

The following additional information about each Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  Each document includes additional information about each Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about each Trust's investments and performance is available in each Trust's
Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected each Trust's performance during its last fiscal year.

How to Get More Information
You can request the Statements of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Trusts'
privacy policy and other information about each Trust or your account:

------------------------------------------------------------ ---------------------------------------------------------
By Telephone:                                                Call Shareholder Services, Inc. toll-free:
                                                             1.800.525.9310

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
By Mail:                                                     Write to:
                                                             Shareholder Services, Inc.
                                                             P.O. Box 5143
                                                             Denver, Colorado 80217-5143
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the Internet:                                             You can request these documents by e-mail or through
                                                             the OppenheimerFunds website.  You may also read or
                                                             download certain documents on the OppenheimerFunds
                                                             website at:
                                                             www.oppenheimerfunds.com
------------------------------------------------------------ ---------------------------------------------------------

Information about each Trust including the Statement of Additional Information can be reviewed and copied at the Securities and
Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the Securities and Exchange Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about each Trust or to make any representations about each Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trusts, nor a solicitation of an offer to buy shares of the Trusts, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                               The Trust's shares are distributed by: The Trust's SEC File No.:
811-02945                           Centennial Asset Management Corporation
                             811-03104
                             811-03391
PR0152.001.0807
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

         Graphic material included in prospectus of Centennial Money Market Trust (the "Trust") under the heading:  "Annual Total
Returns (as of 12/31 each year)."

         Bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         5.10%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         5.09%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         4.72%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         5.95%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         3.70%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                         1.37%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/03                                         0.89%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/04                                         0.77%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/05                                         2.66%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/06                                         4.50%
------------------------------------------------ -------------------------------------------------

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL TAX EXEMPT TRUST

         Graphic material included in prospectus of Centennial Tax Exempt Trust (the "Trust") under the heading:  "Annual Total
Returns (as of December 31 each year)."

         A bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         3.11%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         2.91%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         2.60%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         3.42%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         2.23%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                         0.80%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/03                                         0.46%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/04                                         0.59%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/05                                         1.87%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/06                                         2.91%
------------------------------------------------ -------------------------------------------------

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

         Graphic material included in the prospectus of Centennial Government Trust (the "Trust") under the heading:  "Annual Total
Returns (as of 12/31 each year)."

         Bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         4.86%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         4.84%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         4.43%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         5.71%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         3.54%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                         1.35%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/03                                         0.77%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/04                                         0.67%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/05                                         2.51%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/06                                         4.34%
------------------------------------------------ -------------------------------------------------

(1) May be subject to state, local and the alternative minimum tax.

(2) May be subject to state, local and the alternative minimum tax.